UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2010
                                                    -----------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Glenview Captal Management,LLC
Address:  767 Fifth Avenue, 44th Floor
          New York, NY 10153

Form 13F File Number:      028-10134
                           -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Horowitz
Title:      Chief Operating Officer and General Counsel
Phone:      212-812-4700

Signature, Place and Date of Signing:

     /s/ Mark Horowitz               New York, New York      February 14, 2011
--------------------------           ------------------      -----------------
        [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                               -------------------
Form 13F Information Table Entry Total:                 57
                                               -------------------
Form 13F Information Table Value Total:             $6,044,561
                                               -------------------
                                                 (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                   GLENVIEW CAPITAL MANAGEMENT, LLC
                                                      FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED DECEMBER 31, 2010

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                                                         VALUE     SHRS OR    SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                        --------   -------    --- ---- ----------  -------- ------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC NEW                COM              00817Y108   54,994   1,802,500  SH       SOLE                  1,802,500
AMERICAN INTL GROUP INC      COM NEW          026874784   67,704   1,175,000  SH       SOLE                  1,175,000
AON CORP                     COM              037389103  211,547   4,597,840  SH       SOLE                  4,597,840
APOLLO GROUP INC             CL A             037604105   39,490   1,000,000  SH       SOLE                  1,000,000
ARVINMERITOR INC             COM              043353101   82,872   4,038,617  SH       SOLE                  4,038,617
BAXTER INTL INC              COM              071813109   84,292   1,665,200  SH       SOLE                  1,665,200
BMC SOFTWARE INC             COM              055921100  119,663   2,538,456  SH       SOLE                  2,538,456
CHIMERA INVT CORP            COM              16934Q109   18,540   4,511,049  SH       SOLE                  4,511,049
CIGNA CORP                   COM              125509109  150,807   4,113,671  SH       SOLE                  4,113,671
CISCO SYS INC                COM              17275R102   72,096   3,563,799  SH       SOLE                  3,563,799
CIT GROUP INC                COM NEW          125581801   26,122     554,600  SH       SOLE                    554,600
CITIGROUP INC                COM              172967101  100,359  21,217,500  SH       SOLE                 21,217,500
CLEARWIRE CORP NEW           CL A             18538Q105   35,008   6,797,653  SH       SOLE                  6,797,653
COMPUTER SCIENCES CORP       COM              205363104   15,112     304,672  SH       SOLE                    304,672
CORNING INC                  COM              219350105   65,543   3,392,500  SH       SOLE                  3,392,500
CVS CAREMARK CORPORATION     COM              126650100  257,058   7,393,095  SH       SOLE                  7,393,095
DAVITA INC                   COM              23918K108  159,015   2,288,316  SH       SOLE                  2,288,316
DISCOVER FINL SVCS           COM              254709108   22,894   1,235,500  SH       SOLE                  1,235,500
E M C CORP MASS              COM              268648102   23,947   1,045,700  SH       SOLE                  1,045,700
EXPEDIA INC DEL              COM              30212P105   95,213   3,794,851  SH       SOLE                  3,794,851
EXPRESS SCRIPTS INC          COM              302182100  406,165   7,514,623  SH       SOLE                  7,514,623
FIDELITY NATL INFORMATION SV COM              31620M106  248,335   9,066,625  SH       SOLE                  9,066,625
FISERV INC                   COM              337738108  108,068   1,845,427  SH       SOLE                  1,845,427
FLEXTRONICS INTL LTD         ORD              Y2573F102  259,795  33,094,843  SH       SOLE                 33,094,843
GENERAL MTRS CO              COM              37045V100   38,155   1,035,145  SH       SOLE                  1,035,145
GOODRICH CORP                COM              382388106   78,099     886,779  SH       SOLE                    886,779
HARTFORD FINL SVCS GROUP INC COM              416515104   95,327   3,598,600  SH       SOLE                  3,598,600
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120   11,101     615,000  SH       SOLE                    615,000
HEWLETT PACKARD CO           COM              428236103  173,462   4,120,246  SH       SOLE                  4,120,246
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   90,144   1,025,300  SH       SOLE                  1,025,300
LIFE TECHNOLOGIES CORP       COM              53217V109   31,491     567,400  SH  CALL SOLE                    567,400
LIFE TECHNOLOGIES CORP       COM              53217V109  491,209   8,850,612  SH       SOLE                  8,850,612
LINCARE HLDGS INC            COM              532791100   45,424   1,693,042  SH       SOLE                  1,693,042
LIVE NATION ENTERTAINMENT IN COM              538034109   31,833   2,787,513  SH       SOLE                  2,787,513
LOUISIANA PAC CORP           COM              546347105   18,880   1,995,800  SH       SOLE                  1,995,800
MCKESSON CORP                COM              58155Q103  446,868   6,349,363  SH       SOLE                  6,349,363
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   72,575   1,184,513  SH       SOLE                  1,184,513
MICROSOFT CORP               COM              594918104   79,035   2,831,798  SH       SOLE                  2,831,798
MUELLER WTR PRODS INC        COM SER A        624758108   28,396   6,809,493  SH       SOLE                  6,809,493
OWENS CORNING NEW            COM              690742101   23,363     750,000  SH       SOLE                    750,000
PITNEY BOWES INC             COM              724479100   85,287   3,527,188  SH       SOLE                  3,527,188
RADIOSHACK CORP              COM              750438103   12,019     650,000  SH       SOLE                    650,000
REPUBLIC SVCS INC            COM              760759100   50,584   1,694,054  SH       SOLE                  1,694,054
SEAGATE TECHNOLOGY PLC       SHS              G794SM107    7,515     500,000  SH       SOLE                    500,000
STAPLES INC                  COM              855030102   28,895   1,269,000  SH       SOLE                  1,269,000
TAKE-TWO INTERACTIVE SOFTWAR COM              874054109   14,790   1,205,848  SH       SOLE                  1,205,848
TALECRIS BIOTHERAPEUTICS HLD COM              874227101   16,946     727,300  SH       SOLE                    727,300
TARGET CORP                  COM              87612E106  183,576   3,052,980  SH       SOLE                  3,052,980
TEXTRON INC                  COM              883203101   15,074     637,653  SH       SOLE                    637,653
THERMO FISHER SCIENTIFIC INC COM              883556102  237,422   4,288,697  SH       SOLE                  4,288,697
TYCO INTERNATIONAL LTD       SHS              H89128104  225,472   5,440,930  SH       SOLE                  5,440,930
URS CORP NEW                 COM              903236107  115,272   2,770,300  SH       SOLE                  2,770,300
VIACOM INC NEW               CL B             92553P201  137,258   3,465,239  SH       SOLE                  3,465,239
WATERS CORP                  COM              941848103   35,910     462,104  SH       SOLE                    462,104
WELLPOINT INC                COM              94973V107  131,601   2,314,473  SH       SOLE                  2,314,473
WYNDHAM WORLDWIDE CORP       COM              98310W108   27,509     918,187  SH       SOLE                    918,187
XEROX CORP                   COM              984121103  239,430  20,783,862  SH       SOLE                 20,783,862
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